RELATED PARTY TRANSACTIONS (Details) $ in Millions		12 Months Ended
	Oct. 27, 2015 USD ($) director item	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
RELATED PARTY TRANSACTIONS
Interest income		$ 1	$ 1	$ 1
World Resorts and Hotels [Member]
RELATED PARTY TRANSACTIONS
Revenue from related party		1	1	1
Trade payable to related party		1	1
Receivable from related party		5	1
Loan due		$ 15	15
Loan maturity period subsequent to funding date		5 years
Interest income		$ 1	1	1
World Resorts and Hotels [Member] | Vacation Resorts International Europe Limited [Member]
RELATED PARTY TRANSACTIONS
Shared services income		1	1	1
Shared services expense		3	3	$ 3
Maui Timeshare Venture and Host Hotels and Resorts
RELATED PARTY TRANSACTIONS
Revenue from related party		15	$ 17
Trade payable to related party		$ 2
Spinco Agreement | Liberty Interactive Corp.
RELATED PARTY TRANSACTIONS
Number of directors to be appoint for Board | director	2
Minimum percentage of ILG's common stock to be held	10.00%
Maximum percentage of ILG's common stock to be held	35.00%
Period for termination of rights under agreement (in years)	3 years
Registration Rights Agreement | Liberty Interactive Corp.
RELATED PARTY TRANSACTIONS
Number of demand registration rights under agreement | item	4
Aggregate offering price threshold for demand registration statement	$ 50
Number of days for preparation of demand registration statement from consummation of transactions under Merger Agreement	60 days